MERGER	12 Months Ended
Mar. 31, 2023
Merger
MERGER

NOTE 2: MERGER

The acquisition of Holdings was considered a reverse merger. In accordance with ASC 805-40-45-1, the consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (White River Energy Corp) but described in the notes to the financial statements as a continuation of the financial statements of the legal subsidiary (Holdings), with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree (White River Energy Corp). That adjustment is required to reflect the capital of the legal parent. Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent.

Under ASC 805-40-45-2, the consolidated financial statements represent the continuation of the legal subsidiary except for the capital structure, as follows:

(a)	The assets and liabilities of the legal subsidiary recognized and measured at their pre-combination carrying amounts;
(b)	The assets and liabilities of the legal parent recognized and measured in accordance with the guidance in this topic applicable to business combinations (ASC 805);
(c)	The retained earnings and other equity balances of the legal subsidiary before the business combination;
(d)	The amount recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of the legal subsidiary outstanding immediately before the business combination to the fair value of the legal parent determined in accordance with the guidance in ASC 805 applicable to business combinations. However, the equity structure reflects the equity structure of the legal parent, including the equity interests the legal parent issued to affect the combination. Accordingly, the equity structure of the legal subsidiary is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition.

Fortium Holdings Corp. issued Ecoark 1,200 shares of Series A valued at $30,000,000 in the share exchange transaction. On an as converted basis, the 1,200 Series A shares convert to 42,253,521 shares of common stock which represents approximately 80% of the total issued and outstanding shares on a fully diluted basis at the time of the merger.

On July 25, 2022, the Company completed the share exchange transaction with Holdings. As a result of this transaction, which is accounted for as a share exchange, Holdings is a wholly owned subsidiary of the Company (the “Merger”). In accordance with the terms of the Merger, at the effective time of the Merger, the outstanding shares of the common stock of Holdings were exchanged for the 1,200 shares of Series A of the Company. This exchange of shares and the resulting controlling ownership of the Company constitutes a reverse acquisition and purchase accounting being applied to the net assets acquired from Fortium Holdings Corp. under ASC 805 due to Holdings being the accounting acquirer and Fortium Holdings Corp., being deemed an acquired business as they were not a shell corporation. This requires financial reporting from the Merger close date forward to reflect only the historic consolidated results of Holdings and to include the consolidated results for the Company and subsidiaries from July 25, 2022 forward.

The previously existing businesses of the Company at the time of the Merger, consisting of Norr and Elysian, were sold within 60 days of the Merger taking place.

The estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by Holdings of Fortium Holdings Corp. via the reverse acquisition are set forth below in accordance with the guidance under ASC 805:

Purchase Price Allocation of Fortium Holdings Corp.

Current assets – inventory and deposits	$113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843

Purchase price	$5,964,000

This allocation is based on management’s estimated fair value of the Fortium Holdings Corp assets and liabilities as of July 25, 2022 utilizing the guidance in ASC 820-10-35 which included the measurement based on a known level one input regarding the applicable share price as well as the level of activity in the Company and the fact that the value was driven off of a business no longer included in the Company’s current operations. Fortium Holdings Corp. assets were derived from a total value of $5,964,000, based on 8,400,000 shares of common stock outstanding on July 25, 2022 and the closing price that day of $0.71 per share. The Company impaired the goodwill effective with the Merger on July 25, 2022, as they had decided at that time to sell the Norr and Elysian businesses, although the sales were effected later in September 2022. The Company sold these two entities for a total of $4 in September 2022. The loss on the sale is reflected as a loss on disposal in the consolidated statements of operations.

The following table shows the unaudited pro-forma results for the years ended March 31, 2023 and 2022, as if the acquisitions had occurred on April 1, 2022 and 2021, respectively.

Years Ended March 31, 2022
(Unaudited)
Revenues	$5,046,559
Net loss	$(6,922,753)
Net loss per share	$-

Years Ended March 31, 2023
(Unaudited)
Revenues	$1,103,975
Net loss	$(43,089,977)
Net loss per share	$(4.85)

The consolidated statements of operations and cash flows represent the operations of Holdings for the year ended March 31, 2022 and period April 1, 2022 through July 25, 2022 include cost allocations from Holding’s former parent Ecoark as discussed below.

Cost Allocations

The consolidated financial statements of Holdings have been prepared in connection with the expected separation and have been derived from the consolidated financial statements and accounting records of Ecoark operated on a standalone basis during the periods presented and were prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements reflect allocations of certain Ecoark corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, and other income and expenses for interest expense on debt that portions were used for Holdings, changes in derivative liabilities on the books of Ecoark for Warrants granted in offerings of which proceeds went towards the operations of Holdings, and conversions of debt. As noted, the derivative liabilities are included in Ecoark’s books. However, the advances made by Ecoark related to the proceeds received that were recognized as a derivative liability are included in the March 31, 2022 balance sheet as “Due to Ecoark Holdings, Inc.” which was reclassified to additional paid in capital. Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, asset, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented pursuant to SAB Topic 1.B.1. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the periods presented. These costs also may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a third party.

Management believes the assumptions underlying our financial statements, including the assumptions regarding the allocation of general corporate expenses from the former parent company are reasonable. Nevertheless, our financial statements may not include all of the actual expenses and income that would have been incurred had we operated as a standalone company during the periods presented and may not reflect our results of operations, financial position and cash flows had we operated as a standalone company during the periods presented.

Actual costs that would have been incurred if we had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.